Note 20 - Taxation (Details) - Reconciliation of Company's Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Company's Income Taxes [Abstract]
Tax benefit at federal statutory rate (35%)	$ (20,463)	$ (8,042)
Goodwill impairment		1,826
State tax benefit, net of federal impact	(2,280)	(896)
Other	(3)	652
Change in valuation allowance	$ 22,746	$ 6,460